Financial Instruments, Risk Management and Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of carrying values of the groups financial assets and financial liabilities measured at amortized cost

	December 31, 2020	December 31, 2019
Financial assets measured at amortized cost
Cash and cash equivalents (note 18)	103,702	3,003
Accounts receivable (note 17)	3,405	2,743
Security deposits	332	213
Other financial assets	111	—

Total financial assets	107,550	5,959

Financial liabilities measured at amortized cost
Trade and other payables (note 21)	42,623	21,242
Lease liabilities (note 15)	15,490	9,609
Borrowings (note 20)	9,448	4,116
Accrued expenses (note 22)	1,677	907

Total financial liabilities	69,238	35,874

Summary of carrying amounts of the groups foreign currency denominated monetary assets and monetary liabilities
The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	USD denominated		EUR denominated
	2020	2019	2020	2019
Assets	68,224	148	58	34
Liabilities	(314)	(32)	(94)	(27)

Net position	67,910	116	(36)	7

Summary of groups exposure to foreign currency changes for all other currencies

	Change in foreign exchange rates	Effect on profit before tax
Year ended December 31, 2020
USD	+30%/-30%	20,373/(20,373)
EUR	+30%/-30%	(11)/11
Year ended December 31, 2019
USD	+30%/-30%	35/(35)
EUR	+30%/-30%	2/(2)

Summary of allowance for expected credit losses of accounts receivable
The table below reflects the allowance for expected credit losses of accounts receivable by customer types:

	December 31, 2020	December 31, 2019
Cash collectors	20	66
Others	26	17

Total allowance for expected credit losses	46	83

Summary of maturity profile of the groups financial liabilities based on contractual undiscounted payments
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	On demand	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2020
Trade and other payables	—	42,545	78	—	—	42,623
Borrowings	—	7,582	1,121	572	1,521	10,796
Lease liabilities	—	4,763	7,637	4,845	2,865	20,110
Accrued expenses	—	1,677	—	—	—	1,677

Total financial liabilities	—	56,567	8,836	5,417	4,386	75,206

	On demand	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2019
Trade and other payables	—	21,242	—	—	—	21,242
Borrowings	3,840	110	166	—	—	4,116
Lease liabilities	—	2,737	5,042	3,183	1,613	12,575
Accrued expenses	—	907	—	—	—	907

Total financial liabilities	3,840	24,996	5,208	3,183	1,613	38,840

Summary of reconciliation of liabilities arising from financing activities

	January 1, 2020	Financing cash flows	Leases (non-cash)	Conversion of the loan into equity	Other	December 31, 2020
Borrowings	4,116	8,212	—	(3,594)	714	9,448
Lease liabilities	9,609	(2,296)	8,122	—	55	15,490

	13,725	5,916	8,122	(3,594)	769	24,938

	January 1, 2019	Financing cash flows	Leases (non-cash)	Other	December 31, 2019
Borrowings	409	3,603	—	104	4,116
Lease liabilities	5,333	(867)	5,143	—	9,609

	5,742	2,736	5,143	104	13,725